Expense Example - No Load [Member] - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 745
Expense Example, with Redemption, 3 Years	1,103
Expense Example, with Redemption, 5 Years	1,484
Expense Example, with Redemption, 10 Years	2,549
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	2,615
No Load
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	702
Expense Example, with Redemption, 10 Years	$ 1,545